Business Combinations (Tables)	12 Months Ended
Mar. 31, 2020
Bitla Software Private Limited [Member]
Disclosure Of Business Combinations [Line Items]
Summary of Purchase Consideration Transferred	The purchase consideration comprised of the following:
Cash consideration	11,942
Total consideration transferred	11,942

Summary of Purchase Price allocation

The purchase price has been allocated based on management’s estimates and an independent appraisal of fair values as follows:

Property, plant and equipment	49
Intangible assets	6,066
Other non-current assets	22
Current assets and liabilities, net (including cash and cash equivalents of USD 691)	464
Employee benefits	(57)
Deferred tax liabilities	(1,317)
Right to receive equity stake in a travel entity	411
Total identifiable net assets acquired	5,638
Goodwill	6,304
Total purchase price	11,942

Quest 2 Travel.com India Private Limited [Member]
Disclosure Of Business Combinations [Line Items]
Summary of Purchase Price allocation

The purchase price has been allocated based on management’s estimates and an independent appraisal of fair values as follows:

Property, plant and equipment	1,449
Intangible assets	6,792
Other non-current assets	107
Current assets and liabilities, net (including cash and cash equivalents of USD 69)	2,644
Other non-current liabilities	(738)
Deferred tax liabilities	(1,890)
Total identifiable net assets acquired	8,364
Non-controlling interest	(4,098)
Goodwill	10,433
Total purchase price	14,699